Depreciation, Amortization, and Impairment - Schedule of Impairment losses (Detail) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2020 CLP ($)	Jun. 30, 2020 CLP ($)	Jun. 30, 2021 CLP ($) item	Jun. 30, 2020 CLP ($)
Disclosure of financial assets [line items]
Subtotal Non-financial assets			$ (1)	$ (765,746)
Total	$ (731,189)	$ (765,736)		(765,736)
Number of cash generating units | item			2
Intangibles Generated in Business Combinations [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets				(113,911)
Intangibles Generated in Business Combinations [Member] | Ita Corredor de Seguros Colombia S.A [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			$ (113,138)
Intangibles Generated in Business Combinations [Member] | ITA CORPBANCA COLOMBIA
Disclosure of financial assets [line items]
Subtotal Non-financial assets			(773)
Goodwill [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets				(651,825)
Goodwill [member] | Chile [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			(412,356)
Goodwill [member] | Colombia [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			(239,469)
Nonfinancial assets property plant and equipment [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			(1)	(10)
Total			$ (1)	$ (765,746)